Related party balances and transactions (Related party balances) (Cash deposits in related parties) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum Range
Disclosure of transactions between related parties [line items]
Annual interest rate	0.35%	0.35%
Maximum Range
Disclosure of transactions between related parties [line items]
Annual interest rate	1.49%	1.49%
Huaneng Finance [member]
Disclosure of transactions between related parties [line items]
Savings deposit	¥ 13,372,802	¥ 8,067,854